Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for Current PEO(1) (b)	Compensation Actually Paid to Current PEO(2) (c)	Summary Compensation Table Total for Former PEO(1) (b1)	Compensation Actually Paid to Former PEO(2) (c1)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Value of Initial Fixed $100 Investment Based On:
Year (a)							Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)	Net Income(4) (in Millions) (h)	Economic Profit(5) (in Millions) (i)
2024	$15,350,651	$11,276,787	N/A	N/A	$4,282,380	$3,295,035	$143	$176	$3,470	$2,341
2023	$14,074,235	$15,733,686	N/A	N/A	$4,114,993	$4,663,286	$151(6)	$150	$3,668	$2,577
2022	$8,348,517	$9,301,674	$19,536,434	$9,694,786	$4,856,562	$3,422,243	$133	$127	$4,114	$2,890
2021	N/A	N/A	$20,006,806	$32,556,244	$4,076,812	$6,737,795	$160	$134	$3,730	$2,414
2020	N/A	N/A	$15,306,715	$28,736,814	$3,586,272	$6,163,283	$127	$111	$2,760	$1,767

Company Selected Measure Name	Economic Profit
Named Executive Officers, Footnote	This table reflects the amounts reported in the “Summary Compensation Table” for Joseph R. Hinrichs, our current PEO, and James M. Foote, our former PEO, for each of the years listed. The non-PEO NEOs for whom the average compensation is presented in this table are: (i) for fiscal 2024, Messrs. Pelkey, Boone, Cory and Fortune; (ii) for fiscal 2023, Messrs. Pelkey, Boone, Fortune and Goldman; (iii) for fiscal 2022, Messrs. Pelkey, Boone, Boychuk and Fortune; (iv) for fiscal 2021, Messrs. Pelkey, Boone, Boychuk, Goldman and Wallace and Ms. Sorfleet; and (v) for fiscal 2020, Messrs. Boone, Boychuk, Goldman and Wallace.
PEO Total Compensation Amount	$ 15,350,651
PEO Actually Paid Compensation Amount	$ 11,276,787
Adjustment To PEO Compensation, Footnote
(2)Compensation “actually paid” for the current PEO and average compensation “actually paid” for the non-PEO NEOs in 2024 reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	Calculation for Current PEO	Calculation for Average of Non-PEO NEOs
Calculation of Compensation “Actually Paid”	Year 2024 ($)	Year 2024 ($)
Summary Compensation Table Total	15,350,651	4,282,380
Less Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(11,400,044)	(2,737,541)
Plus Fair Value for Awards Granted in the Covered Year	9,107,861	2,187,110
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	351,188	126,966
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(2,132,870)	(539,535)
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(74,395)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	50,050
Compensation “Actually Paid”	11,276,787	3,295,035
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 4,282,380	$ 4,114,993	$ 4,856,562	$ 4,076,812	$ 3,586,272
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,295,035	4,663,286	3,422,243	6,737,795	6,163,283
Adjustment to Non-PEO NEO Compensation Footnote
(2)Compensation “actually paid” for the current PEO and average compensation “actually paid” for the non-PEO NEOs in 2024 reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	Calculation for Current PEO	Calculation for Average of Non-PEO NEOs
Calculation of Compensation “Actually Paid”	Year 2024 ($)	Year 2024 ($)
Summary Compensation Table Total	15,350,651	4,282,380
Less Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(11,400,044)	(2,737,541)
Plus Fair Value for Awards Granted in the Covered Year	9,107,861	2,187,110
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	351,188	126,966
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(2,132,870)	(539,535)
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(74,395)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	50,050
Compensation “Actually Paid”	11,276,787	3,295,035
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, the Company’s cumulative TSR and the peer group’s cumulative TSR over the five-year period from 2020 through 2024. The peer group TSR is based on the S&P 500 Industrials Index.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs and our net income during fiscal years 2020 through 2024.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs and Economic Profit (CSX Cash Earnings or CCE) during fiscal years 2020 through 2024.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, the Company’s cumulative TSR and the peer group’s cumulative TSR over the five-year period from 2020 through 2024. The peer group TSR is based on the S&P 500 Industrials Index.

Tabular List, Table

Most Important Performance Measures	Importance to the Company

Average Annual Operating Income Growth Rate	■Measures the average increase in operating income for each year of the LTIP cycle ■Aligns with the Company’s objective of profitable growth

Economic Profit
■Measures the Company’s ability to grow operating income while remaining focused on cost control and asset utilization
■Encourages investments in growth projects that earn more than an expected rate of return

Relative Total Shareholder Return (Relative TSR)	■Designed to appropriately align NEO payouts with share price performance relative to a transportation-related peer group

Operating Income	■Used to gauge the general health of the Company and to quantify operating profit margin ■Aligns with the Company’s objective of profitable growth

Operating Margin	■Key indicator of the Company’s efficiency ■Encourages the Company to deliver results that grow the business while optimizing assets

Initiative-based Revenue Growth	■Measures the Company’s ability to gain additional business on the CSX network through growth with new and existing customers ■Directly supports profitable growth by driving operating income

Safety
■Reinforces the critical importance on ensuring employees’ personal safety and the safety of fellow railroaders and upholding our commitment to protect customers’ freight and the communities in which we operate

Trip Plan Compliance (supplemental)	■Ensures the Company successfully executes the service plan for customers’ shipments based on our commitments ■Focuses on reliable and accurate service for customers

Fuel Efficiency (supplemental)	■Indicates the Company’s fuel productivity over the distance traveled ■Supports environmental stewardship by reducing carbon emissions

Total Shareholder Return Amount	$ 143	151	133	160	127
Peer Group Total Shareholder Return Amount	176	150	127	134	111
Net Income (Loss)	$ 3,470,000,000	$ 3,668,000,000	$ 4,114,000,000	$ 3,730,000,000	$ 2,760,000,000
Company Selected Measure Amount	2,341,000,000	2,577,000,000	2,890,000,000	2,414,000,000	1,767,000,000
PEO Name	Joseph R. Hinrichs
Additional 402(v) Disclosure	Peer Group Total Shareholder Return is based on the S&P 500 Industrials Index, which is a peer group disclosed in the CD&A section of this Proxy Statement used by CSX to help determine executive pay.Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020. As a result of the Company’s “little r” financial restatement (as described under “Recovery of Erroneously Awarded Compensation” on page 108), certain revisions have been made to prior period amounts. See Note 20, Revision of Prior Period Financial Statements in the 2024 Annual Report for the years ended 2024, 2023 and 2022. The following table summarizes revisions for operating income and net income for the years ended 2021 and 2020.

(Dollars in Millions, Except Per Share Amounts)	Year Ended December 31, 2021			Year Ended December 31, 2020
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Labor and Fringe	$2,550	$25	$2,575	$2,275	$(10)	$2,265
Purchased Services and Other	2,135	42	2,177	1,719	17	1,736
Depreciation and Amortization	1,420	—	1,420	1,383	—	1,383
Total Expenses	6,928	67	6,995	6,221	7	6,228
Operating Income	5,594	(67)	5,527	4,362	(7)	4,355
Earnings Before Income Taxes	4,951	(67)	4,884	3,627	(7)	3,620
Income Tax Expense	(1,170)	16	(1,154)	(862)	2	(860)
Net Earnings	$3,781	$(51)	$3,730	$2,765	$(5)	$2,760
Net Earnings Per Share, Basic	$1.68	$(0.02)	$1.66	$1.20	$—	$1.20
Net Earnings Per Share, Assuming Dilution	$1.68	$(0.03)	$1.65	$1.20	$—	$1.20

Measure:: 1
Pay vs Performance Disclosure
Name	Economic Profit
Non-GAAP Measure Description	We determined Economic Profit (CSX Cash Earnings or CCE) to be the “most important” financial performance measure used to link performance to “Compensation Actually Paid” to our PEO and other NEOs in fiscal 2024, in accordance with Item 402(v) of Regulation S-K. Economic Profit is a non-GAAP measure designed to measure whether returns on new investments exceed an expected rate of return and to encourage investments in profitable growth projects. As we previously explained, Economic Profit is calculated as gross cash earnings minus the capital charge on gross operating assets. See the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 for reconciliation to the corresponding GAAP amounts for the years ended 2024 and 2023. The following table reconciles operating income (the most directly comparable GAAP measure) to Economic Profit (non-GAAP measure) for the years ended 2022, 2021 and 2020.

	Years Ended
(Dollars in Millions)	2022(a)	2021(b)	2020(b)
Operating Income	$5,954	$5,527	$4,355
Add: Depreciation, Amortization, and Operating Lease Expense	1,611	1,509	1,465
Remove: Unusual Items(c)	(144)	(349)	—
Taxes(d)	(1,113)	(1,003)	(873)
Gross Cash Earnings or “GCE”	6,308	5,684	4,947

Operating Assets
Current Assets (Less Cash and Short-term Investments)	(1,826)	(1,533)	(1,275)
Gross Properties	47,605	45,993	45,297
Other Assets	(3,900)	(3,273)	(2,858)
Operating Liabilities
Non-Interest Bearing Liabilities	10,603	9,920	9,682
Gross Operating Assets or “GOA”(e)	(42,727)	(40,879)	(39,748)
Capital Charge(f)	(3,418)	(3,270)	(3,180)
Economic Profit (Non-GAAP) calculated as GCE less Capital Charge	$2,890	$2,414	$1,767
(a)See Note 20, Revision of Prior Period Financial Statements in the 2024 Annual Report for the revision of operating income for the year ended 2022.
(b)See footnote 4 to the “Pay Versus Performance” table above for the revision of operating income for the years ended 2021 and 2020.
(c)Unusual items are defined by management as unique events with greater than $100 million full year operating income impact, consistent with the terms of the Company’s long-term incentive plan agreements.
(d)The tax percentage rate was 15% for all periods presented. This rate is applied to the sum of operating income, depreciation, amortization and operating lease expense and unusual items.
(e)Gross operating assets reflects an average of the year-to-date quarters reported for each year presented.
(f)The capital charge of 8% for all years is calculated as the minimum return multiplied by gross operating assets.

Measure:: 2
Pay vs Performance Disclosure
Name	Average Annual Operating Income Growth Rate
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (Relative TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Initiative-basedRevenue Growth
Measure:: 7
Pay vs Performance Disclosure
Name	Safety
Measure:: 8
Pay vs Performance Disclosure
Name	Trip Plan Compliance (supplemental)
Measure:: 9
Pay vs Performance Disclosure
Name	Fuel Efficiency (supplemental)
Joseph R. Hinrichs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,350,651	$ 14,074,235	$ 8,348,517
PEO Actually Paid Compensation Amount	11,276,787	$ 15,733,686	9,301,674
James M. Foote [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			19,536,434	$ 20,006,806	$ 15,306,715
PEO Actually Paid Compensation Amount			$ 9,694,786	$ 32,556,244	$ 28,736,814
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,400,044)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,107,861
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,132,870)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,188
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,395)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,050
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,737,541)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,187,110
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(539,535)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,966
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0